Note 20 - Total assets pledged to creditors available for sale or repledge (Detail) - Total assets pledged to creditors [Member] - EUR (€) € in Millions		Dec. 31, 2020	Dec. 31, 2019
Total assets pledged to creditors [Line Items]
Financial assets at fair value through profit or loss	[1]	€ 44,210	€ 34,503
Financial assets at fair value through other comprehensive income	[1]	4,911	1,303
Loans	[1]	2,232	132
Other	[1]	72	236
Total	[1]	€ 51,426	€ 36,174

[1]	Includes assets pledged as collateral from transactions that do not result in liabilities or contingent liabilities.